SEI Insurance Products Trust

Statement of Certification

Pursuant to Rule 497(j)

SEI Insurance Products Trust (the “Trust”) hereby certifies that, to the best of its knowledge, the form of Prospectuses and Statement of Additional Information dated April 30, 2020, that would have been filed under paragraph (c) of Rule 497 under the Securities Act of 1933, as amended, would not have differed from that contained in Post-Effective Amendment No. 13 to the Trust’s Registration Statement on Form  N-1A (File Nos. 333-189811 and 811-22862), which was filed electronically on April 29, 2020 (Accession No. 0001104659-20-053558).

SEI Insurance Products Trust

By:	/s/ David F. McCann
David F. McCann

Title:	Vice President and Assistant Secretary

Date:	May 4, 2020